GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2013
GEOGRAPHIC INFORMATION [Abstract]
Schedule of Revenues by Geographic Location
Allot operates in a single reportable segment. Revenues are based on the location of the Company's channel partners which are considered as end customers, as well as direct customers of the Company:

	Year ended December 31,
	2013	2012	2011

Europe	$21,753	$39,655	$38,409
Asia and Oceania	29,909	21,953	20,195
United States of America	21,350	24,674	9,484
Middle East and Africa	18,210	10,565	2,723
Americas (excluding United States of America)	5,323	7,905	6,942

	$96,545	$104,752	$77,753

Schedule of Major Customers	The following are the company's major customers:
	Year ended December 31,
	2013	2012	2011

Customer A	17%	14%	15%
Customer B	17%	-	-
Customer C	11%	-	-

	45%	14%	15%

Schedule of Long-Lived Assets by Geographic Location
The following presents total long-lived assets as of December 31, 2013 and 2012:

	December 31,
	2013	2012
Long-lived assets:
Israel	$27,747	$26,976
United States of America	10,514	14,380
Other	207	153

	$38,468	$41,509